Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest and Dividend Income
Interest and fees on loans	$ 22,357,000	$ 18,451,000
Interest-bearing deposits in banks	546,000	569,000
Federal funds sold	240,000	65,000
Securities:
Taxable	1,963,000	1,377,000
Tax-exempt	1,209,000	1,235,000
Dividends	196,000	226,000
Total Interest and Dividend Income	26,511,000	21,923,000
Interest Expense
Deposits	8,677,000	6,169,000
Federal Home Loan Bank advances	708,000	1,051,000
Other borrowings	452,000	246,000
Total Interest Expense	9,837,000	7,466,000
Net Interest Income	16,674,000	14,457,000
Provision for (recovery of) credit losses	680,000	(237,000)
Net Interest Income after provision for (recovery of) credit losses	15,994,000	14,694,000
Noninterest Income
Mortgage banking revenue	250,000	189,000
Commissions from investment product sales	83,000	95,000
Losses on sale of available-for-sale securities	0	(399,000)
Net marketable equity security losses	(55,000)	(78,000)
Earnings on bank owned life insurance	257,000	245,000
Other	222,000	195,000
Total Noninterest Income	1,970,000	1,435,000
Noninterest Expense
Salaries and employee benefits	7,462,000	7,218,000
Net occupancy and equipment expense	1,160,000	1,167,000
Data processing fees	698,000	643,000
Pennsylvania shares tax	450,000	394,000
Professional fees	202,000	141,000
Advertising expense	122,000	157,000
FDIC deposit insurance	259,000	246,000
Merger expenses	537,000	0
Other	1,699,000	1,350,000
Total Noninterest Expense	12,589,000	11,316,000
Income Before Income Taxes	5,375,000	4,813,000
Income Taxes	894,000	660,000
Net Income	$ 4,481,000	$ 4,153,000
Earnings Per Share (in dollars per share)	$ 2.41	$ 2.24
Deposit Account [Member]
Noninterest Income
Noninterest income, revenues	$ 451,000	$ 443,000
Credit and Debit Card [Member]
Noninterest Income
Noninterest income, revenues	$ 762,000	$ 745,000